Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts	¥ 7,592	$ 1,090	¥ 756
Accrued staff cost	1,119	161	1,268
Accrued expenses	11,550	1,660	26,061
Revenue recognition	11,051	1,588	5,941
Tax losses	52,411	7,528	96,025
VAT refund	351	50	0
Less: Valuation allowances	(56,292)	(8,086)	(39,872)
Total deferred tax assets	27,782	3,991	90,179
Deferred tax liabilities
Intangible assets and internally-developed software	15,691	2,253	10,540
Outside basis difference and others	451,740	64,889	445,381
Withholding income tax	71,056	10,207	0
Total deferred tax liabilities	¥ 538,487	$ 77,349	¥ 455,921